Taxation (Details)	12 Months Ended
Dec. 31, 2021
Taxation (Details) [Line Items]
VAT service percentage	7.00%
Singapore [Member]
Taxation (Details) [Line Items]
Corporate income tax rate	17.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Corporate income tax rate	16.50%
Thailand [Member]
Taxation (Details) [Line Items]
Corporate income tax rate	20.00%